Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of restatement statements of operations (Detail) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Restatement [Line Items]
Loss from operations	$ (48,409,000)			$ (6,218,000)
Change in fair value of warrant liability	(2,681,000)			71,000
Gain on investments (net), dividends and interest, held in Trust Account	(2,905,000)			230,000
Net (loss) income	$ (51,404,000)			$ (6,033,000)
Weighted average shares outstanding, basic and diluted	153,080,538			34,610,061
Basic and diluted net income per share	$ (0.34)			$ (0.17)
Common Class A [Member]
Restatement [Line Items]
Gain on investments (net), dividends and interest, held in Trust Account									$ 1,500,000	$ 1,400,000
Net (loss) income	$ (49,185,000)			$ (4,823,000)
Common Class B [Member]
Restatement [Line Items]
Net (loss) income									(6,000,000)	(40,300,000)
As Previously Reported
Restatement [Line Items]
General and administrative expenses		$ 2,338,004	$ 123,634	246,783	$ 449,938	$ 370,417	$ 466,544	$ 2,708,421	710,080	4,791,727
Loss from operations		(2,338,004)	(123,634)	(246,783)	(449,938)	(370,417)	(466,544)	(2,708,421)	(710,080)	(4,791,727)
Gain on investments (net), dividends and interest, held in Trust Account		81,232	36,858	1,580,805	885,983	1,617,663	885,983	1,698,895	1,857,342	1,742,713
Net (loss) income		$ (2,256,772)	$ (86,776)	$ 1,334,022	$ 436,045	$ 1,247,246	$ 419,439	$ (1,009,526)	$ 1,147,262	$ (3,049,014)
As Previously Reported | Common Class A [Member]
Restatement [Line Items]
Weighted average shares outstanding, basic and diluted		20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000
Basic and diluted net income per share			$ 0.00	$ 0.08	$ 0.04	$ 0.08	$ 0.04	$ 0.08	$ 0.08	$ 0.07
As Previously Reported | Common Class B [Member]
Restatement [Line Items]
Weighted average shares outstanding, basic and diluted		5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Basic and diluted net income per share		$ (0.46)	$ (0.02)	$ (0.05)	$ (0.09)	$ (0.07)	$ (0.09)	$ (0.54)	$ (0.08)	$ (0.89)
Restatement Adjustment
Restatement [Line Items]
General and administrative expenses					$ 600,675		$ 600,675		$ 600,675
Loss from operations					(600,675)		(600,675)		(600,675)
Change in fair value of warrant liability		$ (17,522,107)	$ (3,050,354)	$ (980,471)	5,012,121	$ (4,030,825)	5,012,121	$ (21,552,932)	5,503,291	$ (37,221,917)
Net (loss) income		(17,522,107)	(3,050,354)	(980,471)	4,411,446	(4,030,825)	4,411,446	(21,552,932)	4,902,616	(37,221,917)
As Restated
Restatement [Line Items]
General and administrative expenses		2,338,004	123,634	246,783	1,050,613	370,417	1,067,219	2,708,421	1,310,755	4,791,727
Loss from operations		(2,338,004)	(123,634)	(246,783)	(1,050,613)	(370,417)	(1,067,219)	(2,708,421)	(1,310,755)	(4,791,727)
Change in fair value of warrant liability		(17,522,107)	(3,050,354)	(980,471)	5,012,121	(4,030,825)	5,012,121	(21,552,932)	5,503,291	(37,221,917)
Gain on investments (net), dividends and interest, held in Trust Account		81,232	36,858	1,580,805	885,983	1,617,663	885,983	1,698,895	1,857,342	1,742,713
Net (loss) income		$ (19,778,879)	$ (3,137,130)	$ 353,551	$ 4,847,491	$ (2,783,579)	$ 4,830,885	$ (22,562,458)	$ 6,049,878	$ (40,270,931)
As Restated | Common Class A [Member]
Restatement [Line Items]
Weighted average shares outstanding, basic and diluted		20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000	20,125,000
Basic and diluted net income per share			$ 0.00	$ 0.08	$ 0.04	$ 0.08	$ 0.04	$ 0.08	$ 0.08	$ 0.07
As Restated | Common Class B [Member]
Restatement [Line Items]
Weighted average shares outstanding, basic and diluted		5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250
Basic and diluted net income per share		$ (3.95)	$ (0.63)	$ (0.24)	$ 0.79	$ (0.87)	$ 0.79	$ (4.82)	$ 0.90	$ (8.29)